CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Payable [Member]	Retained Earnings [Member]	Total
Balance at May. 31, 2014	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at May. 31, 2014	0
Issuance of founders shares	$ 1,500	998,500			$ 1,000,000
Issuance of founders shares (in Shares)	15,000,000				15,000,000
Effect of reverse merger	$ 500	(311,602)			$ (311,102)
Effect of reverse merger (in Shares)	5,000,003				5,000,003
Imputed interest		716			$ 716
Value of vested portion of shares to be issued to a service provider			37,500		37,500
Discount on notes payable and accrued interest		200,000			200,000
Net loss				(1,515,587)	(1,515,587)
Balance at May. 31, 2015	$ 2,000	887,614	37,500	(1,515,587)	(588,473)
Balance (in Shares) at May. 31, 2015	20,000,003
Stock issued for services	$ 10	89,840	28,200		118,050
Stock issued for services (in Shares)	100,000
Share based compensation	$ 25	327,475			327,500
Share based compensation (in Shares)	250,000
Imputed interest		1,078			1,078
Discount on notes payable and accrued interest		1,321,176			1,321,176
Net loss				(2,610,299)	(2,610,299)
Balance at May. 31, 2016	$ 2,035	$ 2,627,183	$ 65,700	$ (4,125,886)	$ (1,430,968)
Balance (in Shares) at May. 31, 2016	20,350,003